Other Operating Expenses (Details) - Schedule of Other Operating Expenses - Other Operating Expense [Member]	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Other Operating Expenses (Details) - Schedule of Other Operating Expenses [Line Items]
Regulatory compliance and statutory cost	RM 77,577	$ 16,446	RM 103,237
Regulatory consultancy fee	776,000	164,504
Cost incurred to obtain licence	19,597	4,154	12,113
Bad debt written off	889	189
Bank charges	54,394	11,531	24,764
Entertainment	413,987	87,761	450,727
Event fees	539,691	114,409	120,448
Foreign exchange adjustment	1,852,970	392,811	841,902
Marketing expenses	4,162,840	882,481	419,013
Software and website usage fee	29,165	6,183	29,628
Staff welfare	1,065,069	225,784	319,518
Office expenses	1,406,833	298,235	561,345
Preliminary expenses written off			280
Referral fees	30,000	6,360
Recruitment fees	78,935	16,733	93,101
Travelling expenses	1,164,755	246,917	512,997
Upkeep of office equipment	257,695	54,629	100,866
Loss on disposal of subsidiary	4,794	1,016
Net investment loss			78,618
Total	RM 11,935,191	$ 2,530,143	RM 3,668,557